Discontinued Operations and Assets Held for Sale - Selected Cash Flows from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid during the period for:
Interest paid	$ 213	$ 221	$ 208
Income taxes	220	241	149
Discontinued Operations, Disposed of by Sale | IGT Gaming
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization	0	178	307
Cash paid during the period for:
Interest paid	49	82	85
Income taxes	108	98	56
Capital expenditures	93	222	252
Payment on license obligations	$ 137	$ 29	$ 22